Debt Level 4 Asset-Based Revolving Credit Facility (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity	$ 300,000,000		$ 300,000,000
Distributions to BC Holdings		225,000,000			228,268,000	0	0
Senior secured asset-based revolving credit facility, current availability	290,700,000	195,600,000	290,700,000		195,600,000
Repayment of debt			80,000,000	0	244,560,000	0	128,451,000
Line of Credit Facility, Minimum Amount Outstanding During Period					0
Line of Credit Facility, Maximum Amount Outstanding During Period	75,000,000				50,000,000
Letters of credit outstanding	9,300,000	10,000,000	9,300,000		10,000,000	11,300,000
Original borrowing capacity [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity		250,000,000			250,000,000
Amended borrowing capacity [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity		300,000,000			300,000,000
Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, commitment fee rate			0.25%		0.375%
Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, commitment fee rate			0.375%		0.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		1.75%			1.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		2.25%			2.25%
Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		0.75%			0.75%
Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		1.25%			1.25%
Asset-based revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, covenant description					The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments
Revolving Credit Facility, Amount Outstanding	0	25,000,000	0		25,000,000	0
Proceeds from Revolving Credit Facility					50,000,000
Repayment of debt		25,000,000
Asset-based revolving credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	1.75%		1.75%
Asset-based revolving credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	2.25%		2.25%
Asset-based revolving credit facility [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	0.75%		0.75%
Asset-based revolving credit facility [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	1.25%		1.25%
Senior Subordinated Notes
Line of Credit Facility [Line Items]
Repayment of debt					$ 75,000,000